Leases - Summary of Maturity Analysis of Lease Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Lease Commitments I F R S16 Leases [Line Items]
Total lease commitments	€ 743
Impact of discounting remaining lease payments	(185)
Lease incentives receivable	0
Total	558	€ 613	€ 623
Lease liabilities included in the consolidated statement of financial position
Current	65
Non-current	493	555
Total	558	€ 613	€ 623
Less than one year
Disclosure Of Lease Commitments I F R S16 Leases [Line Items]
Total lease commitments	105
One to five years
Disclosure Of Lease Commitments I F R S16 Leases [Line Items]
Total lease commitments	344
More than five years
Disclosure Of Lease Commitments I F R S16 Leases [Line Items]
Total lease commitments	€ 294